Submission	Dec. 19, 2025
Submission [Line Items]
Central Index Key	0002080087
Registrant Name	Maywood Acquisition Corp. 2
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Maywood Acquisition Corp. 2